Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (4,163,459)	$ 2,881,059	$ 3,290,004	$ (8,179,410)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	480,301	425,788	616,523	304,456
Exit costs associated with write-off of net carrying value of leasehold improvements		22,962	22,962
Stock-based compensation	883,298	477,666	827,184	659,435
Change in fair value of derivative liabilities	(1,232,425)	(10,833,156)	(13,980,711)	(184,448)
Non-cash costs associated with reverse merger				1,690,658
Realized loss on marketable securities		19,097		177,712
Accretion of debt discount	84,642		19,097
Changes in operating assets and liabilities:
Accounts receivable	40,475	(101,939)	(21,611)	(159,401)
Prepaid expenses and other assets	70,109	(145,456)	(184,255)	(61,955)
Accounts payable	92,998	423,364	(270,370)	271,511
Accrued expenses and other liabilities	(228,935)	454,843	497,243	52,606
Deferred rent	20,599	(6,623)	4,431	(19,952)
Deferred revenue	(101,530)	(62,036)	(105,549)	210,374
Net cash used in operating activities	(4,053,927)	(6,444,431)	(9,285,052)	(5,238,414)
Cash flows from investing activities:
Purchases of property and equipment		(1,133,299)	(1,050,506)	(563,695)
Proceeds from sale of marketable securities		3,000,799	3,000,799
Purchases of marketable securities				(3,019,896)
Receipt of security deposit		27,630	27,630	(529,744)
Net cash provided by investing activities		1,895,130	1,977,923	(4,113,335)
Cash flows from financing activities:
Proceeds from issuance of Series B convertible preferred stock, net of issuance costs				1,597,860
Proceeds from issuance of common stock in PPO, net of issuance costs				18,255,444
Proceeds from issuance of promissory notes, net of issuance costs	2,530,407			750,000
Proceeds from the exercise of stock options		29,675	29,675
Payments on equipment lease financing	(179,328)		413,599
Payments on long-term debt				(1,055,348)
Net cash provided by financing activities	2,351,079	29,675	443,274	19,547,956
Net decrease in cash and cash equivalents	(1,702,848)	(4,519,626)	(6,863,855)	10,196,207
Cash and cash equivalents, beginning of period	3,596,262	10,460,117	10,460,117	263,910
Cash and cash equivalents, end of period	1,893,414	5,940,491	3,596,262	10,460,117
Supplemental cash flow disclosures:
Cash paid for interest	$ 78,381		6,464	73,977
Conversion of convertible note and accrued interest, net of beneficial conversion feature				687,654
Non-cash equipment financing			$ 93,345